Related-Party Transactions - Summary of Payments and Expenses of Company's Transactions (Detail) - Cosmederm Biosciences Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Payments (including principal and interest on the Cosmederm Note)		$ 4,976
UTC Lease expenses	$ 55	109
Interest expense		$ 49